Related party transactions (Details Narrative) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Shares granted	$ 500	$ 700
GrantedvShares	300	200
Vested from share-based compensation	6,900
Recognized expenses	$ 400	$ 400
R S U [Member]
IfrsStatementLineItems [Line Items]
Shares granted	$ 1,000	$ 400